PROFIT GUARANTEES IN RELATION TO THE ACQUISITION (Details Narrative) ¥ in Thousands, $ in Thousands				5 Months Ended		7 Months Ended		12 Months Ended
	Aug. 07, 2019 USD ($)	Aug. 07, 2019 HKD ($)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Aug. 06, 2022 USD ($)	Aug. 06, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Guaranteed profit				$ 1,807,000	$ 14,095	$ 2,680,000	$ 20,905	$ 4,487,000	$ 35,000		$ 4,487,000	$ 35,000
Think High Global Limited [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition of issued share capital percentage	100.00%	100.00%
Business combination, consideration transferred	$ 88,718,000	$ 692,000
Guaranteed profit				$ 2,672,000	$ 20,838	$ 6,920,000	$ 53,976	$ 4,924,000	$ 38,407		$ 4,540,000	$ 35,416
Thai Gallery (HK) Limited [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition of issued share capital percentage			51.00%
Business combination, consideration transferred			¥ 19,380
Guaranteed profit										¥ 8,000			¥ 7,000	¥ 6,000
Thai Gallery (HK) Limited [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Guaranteed profit										¥ 8,000			¥ 7,000	¥ 6,000